Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings.
Schedule of lease liabilities

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Current	3,056	—
Non-current	6,127	—
Total Lease liabilities	9,183	—

Schedule of Future minimum lease payments under non-cancellable operating leases

In thousands of EUR	One to five years	More than five years	Total
Lease liability future payments	5,389	738	6,127

Schedule of changes in liabilities arising from financing activities

In thousands of EUR	January 1, 2019	Additions	Payments	Reclassification	Effect of translation	December 31, 2019
Current lease liabilities	3,116	3,731	(4,945)	1,127	27	3,056
Non-current lease liabilities	6,031	1,144		(1,127)	79	6,127
Total liabilities from financing activities	9,147	4,875	(4,945)	—	106	9,183

In thousands of EUR	January 1, 2018	Additions	Payments	Reclassification	Effect of translation	December 31, 2018
Current borrowings	2,244	—	(2,244)	—	—	—
Non-current borrowings	—	—	—	—	—	—
Total borrowings	2,244	—	(2,244)	—	—	—

Summary of expense relating to payments not included in the measurement of the lease liability

As of
In thousands of EUR	December 31, 2019
Short-term leases	1,817
Variable lease payments	154
Total expense	1,971